Derivative Warrants - December 2018 Performance Warrants - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 Warrant
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	9,933,333
December 2018 Performance Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	118,067
Warrants outstanding expiration date	Dec. 18, 2023